Summary of Significant Accounting Policies - Schedule of Assets and liabilities are Translated at the Exchange Rates as of Balance Sheet Date (Details)	Dec. 31, 2024	Dec. 31, 2023
Period End Exchange Rate [Member]
Schedule of Assets and liabilities are Translated at the Exchange Rates as of Balance Sheet Date [Line Items]
Foreign currency exchange rate	7.2975	7.0698
Average Exchange Rate [Member]
Schedule of Assets and liabilities are Translated at the Exchange Rates as of Balance Sheet Date [Line Items]
Foreign currency exchange rate	7.1862	7.0727